Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [table]
- Net interest income	€ 14,000	€ 13,552	€ 13,811
- Net fee and commission income	3,517	3,011	2,868
Total income	20,093	17,227	17,125
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	8,385	3,399	5,653
Taxation	2,306	1,070	1,652
Non-controlling interests	128	78	99
Net result	5,951	2,250	3,903
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Total income	(1,603)	410	1,181
Taxation	(429)	176	303
Net result	(1,174)	234	878
Results IFRS-EU [member]
Disclosure of operating segments [table]
Total income	18,490	17,637	18,306
- Operating expenses	11,708	13,828	11,472
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Net result	4,776	2,485	4,781
ING Group [member]
Disclosure of operating segments [table]
Net result	5,951	2,250	3,903
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Net result	1,174	(234)	(878)
ING Group [member] | Results IFRS-EU [member]
Disclosure of operating segments [table]
- Net interest income	13,615	13,604	14,079
- Net fee and commission income	3,517	3,011	2,868
- Total investment and other income	1,359	1,022	1,360
Total income	18,490	17,637	18,306
- Operating expenses	11,192	11,153	10,353
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	6,782	3,809	6,834
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Net result	4,776	2,485	4,781
ING Group [member] | ING Bank N.V. [member]
Disclosure of operating segments [table]
Net result	5,944	2,180	3,966
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Net result	1,174	(234)	(878)
ING Group [member] | ING Bank N.V. [member] | Results IFRS-EU [member]
Disclosure of operating segments [table]
- Net interest income	13,615	13,600	14,074
- Net fee and commission income	3,517	3,011	2,868
- Total investment and other income	1,354	1,034	1,352
Total income	18,485	17,645	18,295
- Operating expenses	11,195	11,160	10,343
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,711	13,835	11,463
Result before taxation	6,774	3,810	6,831
Taxation	1,876	1,317	1,889
Non-controlling interests	128	78	99
Net result	4,770	2,415	4,843
ING Group [member] | Other banking [member]
Disclosure of operating segments [table]
Net result	7	70	(63)
ING Group [member] | Other banking [member] | Results IFRS-EU [member]
Disclosure of operating segments [table]
- Net interest income		3	4
- Total investment and other income	5	(12)	8
Total income	5	(9)	12
- Operating expenses	(3)	(8)	9
Total expenses	(3)	(8)	9
Result before taxation	8	(1)	3
Taxation	1	(71)	66
Net result	€ 7	€ 70	€ (63)